Subsequent event - Convertible Unsecured Subordinated Debentures	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent event - Convertible Unsecured Subordinated Debentures
Subsequent event - Convertible Unsecured Subordinated Debentures
Subsequent to year-end, on March 1, 2016, the Company completed the sale of $1,000,000 aggregate principal amount of 5.0% convertible unsecured subordinated debentures. The Debentures were sold on an instalment basis at a price of $1,000 per Debenture, of which $333 was paid on closing of the Debenture Offering and the remaining $667 (the “Final Instalment”) is payable on a date (“Final Instalment Date”) to be fixed following satisfaction of conditions precedent to the closing of the acquisition of Empire. On March 9, 2016, the underwriters exercised their option to purchase $150,000 additional Debentures bringing the total amount of Debentures under the Debenture Offering to $1,150,000.
The Debentures will mature on March 31, 2026 and bear interest at an annual rate of 5% per $1,000 principal amount of Debentures until and including the Final Instalment Date, after which the interest rate will be 0%. Based on the first instalment of $333 per $1,000 principal amount of Debentures, the effective annual yield to and including the Final Instalment Date is 15%, and the effective annual yield thereafter is 0%.
If the Final Instalment Date occurs on a day that is prior to the first anniversary of the closing of the Debenture Offering, holders of Debentures who have paid the final instalment on or before the Final Instalment Date will be entitled to receive, on the business day following the Final Instalment Date, in addition to the payment of accrued and unpaid interest to and including the Final Instalment Date, an amount equal to the interest that would have accrued from the day following the Final Instalment Date to and including the first anniversary of the closing of the Debenture Offering had the Debentures remained outstanding and continued to accrue interest until and including such date (the “Make-Whole Payment”). No Make-Whole Payment will be payable if the Final Instalment Date occurs on or after the first anniversary of the closing of the Debenture Offering. Prior to the closing of the acquisition, the Company will at all times have cash on hand or maintain readily available capacity under the revolving credit facilities of not less than the aggregate amount of the first instalment paid on the closing of the Debenture Offering and the exercise of the over-allotment option.
At the option of the holders and provided that payment of the Final Instalment has been made, each Debenture will be convertible into common shares of the Company at any time after the Final Instalment Date, but prior to the earlier of maturity or redemption by the Company, at a conversion price of $10.60 per common share.
Prior to the Final Instalment Date, the Debentures may not be redeemed by the Company, except that Debentures will be redeemed by the Company at a price equal to their principal amount plus accrued and unpaid interest following the earlier of: (i) notification to holders that the conditions necessary to approve the acquisition of Empire will not be satisfied; (ii) termination of the acquisition agreement; and (iii) September 11, 2017 if notice of the Final Instalment Date has not been given to holders on or before September 8, 2017. Upon any such redemption, the Company will pay for each Debenture $333 plus accrued and unpaid interest to the holder of the instalment receipt. In addition, after the Final Instalment Date, any Debentures not converted may be redeemed by the Company at a price equal to their principal amount plus any unpaid interest, which accrued prior to and including the Final Instalment Date.
At maturity, the Company will have the right to pay the principal amount due in cash or in common shares. In the case of common shares, such shares will be valued at 95% of their weighted average trading price on the Toronto Stock Exchange for the 20 consecutive trading days ending five trading days preceding the maturity date.